Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 1,314		$ 2,183	[1]	$ 884	[2]
Trade receivables, net	2,810	[3]	1,998	[3],[4]	3,921	[4]
Other current assets	492		461		567
Inventories	4,395		3,359		3,779
Total Current Assets	9,011		8,001		9,151
Assets held for severance benefits	1,206		1,126		1,111
Property and equipment, net	528		545		239
Total Assets	10,745		9,672		10,501
Current Liabilities:
Short term loan			174		162
Trade payables	2,618		1,234		2,470
Other payables and accrued liabilities	1,689		1,628		1,144
Total Current Liabilities	4,307		3,036		3,776
Principle shareholder convertible loan			3,000		400
Liability in respect of employees' severance benefits	1,396		1,346		1,290
Total Liabilities	5,703		7,382		5,466
Commitments and Contingencies
Shareholders' Equity:
Share capital	1,969		1,644		1,126
Treasury stock	(27)		(27)		(27)
Additional paid-in capital	60,316		53,413		45,569
Accumulated deficit	(57,216)		(52,740)		(41,633)
Total Shareholders' Equity	5,042		2,290		5,035
Total Liabilities and Shareholders' Equity	$ 10,745		$ 9,672		$ 10,501

[1]	As of December 31, 2012, $51 is deposited in NIS bearing an average annual interest of 1.00%. $39 was pledged against the Company's bank guarantees.
[2]	As of December 31, 2011, $63 is deposited in NIS bearing an average annual interest of 2.30%. $49 was pledged against the Company's bank guarantees.
[3]	Includes balances in the amounts of $208,000 and $177,000 with related parties as of June 30, 2013 and December 31, 2012, respectively and net of the allowance for doubtful accounts in the amount of $449,000 and $544,000 as of June 30, 2013 and December 31, 2012, respectively.
[4]	Includes balances in the amounts of $177 thousand and $74 thousand with related parties as of December 31, 2012 and 2011, respectively (see also Note 9).